Business combinations (Tables)	12 Months Ended
Dec. 31, 2019
Business combinations [Abstract]
Recognized Amounts of Identifiable Assets Acquired, and Liabilities Assumed
Recognized amounts of identifiable assets acquired, and liabilities assumed at fair value:

(In $ millions)	March 29, 2018
Cash and cash equivalents	41.7
Restricted cash	4.2
Trade receivables	31.0
Other current assets (including acquired contract backlog of $31.6 million)	53.4
Jack-up drilling rigs	246.0
Assets held for sale	15.0
Property, plant and equipment	16.1
Other long-term assets (including acquired contract backlog of $12.8 million)	24.8
Trade payables	(10.5)
Accruals and other current liabilities	(40.9)
Long term debt	(87.7)
Other non-current liabilities	(13.7)
Total	279.4
Fair value of consideration satisfied by cash:
Payment upon completion by the Company	240.0
Payment to non-controlling interest	1.3
Total	241.3
Total fair value of purchase consideration	241.3
Fair value of net assets acquired	279.4
Bargain gain	(38.1)

Recognized amounts of identifiable assets acquired and liabilities assumed at fair value:

May 31, 2017
(In $ millions)
Jack-up drilling rigs	547.7
Current assets	0.5
Onerous contract (Note 22)	(223.7)
Total	324.5
Fair value of consideration satisfied by cash:
Deposit on March 15, 2017	32.0
Payment upon completion (May 31, 2017)	288.7
Balancing payment	3.8
Total	324.5
Total fair value of purchase consideration	324.5
Fair value of net assets acquired	324.5
Goodwill	-

Restructuring Provisions
The table below sets forth the movements in restructuring provisions as a result of the Paragon transaction:

	As of December 31,
(In $ millions)	2019	2018
Non-current
Opening balance	7.0	-
Reclassification of onerous lease to lease liability (ASU 842 adoption)	(7.0)	-
Onerous office lease (ii)	-	7.0
Non-current restructuring provision (a)	-	7.0
Current
Opening balance	4.9	-
Severance (i)	1.7	22.8
Severance payments (i)	(1.3)	(21.1)
Onerous office lease (ii)	-	5.2
Reclassification of onerous lease to lease liability (ASU 842 adoption)	(3.2)	-
Lease payments	-	(2.0)
Current restructuring provision (b)	0.4	4.9
Total (a+b)	0.4	11.9

(i)	Severance payment

As part of the Tender Offer Agreement signed February 21, 2018, the Company initiated a workforce reduction program at closing of the transaction to align the size and composition of the Paragon workforce to the Company’s expected future operations and strategy. An agreement was reached with relevant employees of Paragon that specifies the amounts payable to those made redundant. The Company recognized $22.8 million in restructuring expense for the year ended December 31, 2018 related to those employees. As of December 31, 2019, $0.4 million is recognized within other current liabilities as final settlement for Paragon employees still employed by the Company. It is expected that the liability will be settled in 2020 when the employees are no longer employed by the Company.

(ii)	Office lease

During the year ended December 31, 2018, the Company recognized $7.7 million as restructuring cost for vacating excess Paragon offices as part of the workforce reduction program. The restructuring expense of $7.7 million relates to future lease obligations still present after the cease of use date. The Company’s future lease obligation of $10.2 million is recognized under onerous contracts, whereof $4.5 million was recognized by Paragon before the acquisition as part of Paragon’s own restructuring plan as of December 31, 2018. All future payments will be recognized against onerous contracts until February 2022 when the lease obligation is settled. The Company expects no additional lease costs to be recognized related to the Paragon restructuring after the year ended December 31, 2018.

We adopted, topic 842 “Leases”, on a modified retrospective basis, on January 1, 2019. Subsequent to adoption, onerous lease commitments of $10.2 million were reclassified to lease liability. We have not restated comparative periods (see note 14).

Pro Forma Information
The unaudited revenue and net income (loss) for the periods ended December 31, 2018 and 2017 give effect to the Paragon acquisition as if it had occurred on January 1, 2017.

	Pro forma for the Year Ended December 31,
(In $ millions)	2018 (unaudited)	2017 (unaudited)
Revenue	192.1	185.5
Net income (loss)	(297.5)	738.0